Not FDIC Insured May Lose Value No Bank Guarantee
38913-Q3PH

Schedule of Investments
(unaudited)
Putnam Mortgage Securities Fund 2
Notes to Schedule of Investments 15

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited), June 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.1%
a
U.S. Treasury Notes ,
0.25%, 10/31/25 ................................................... $ 236,000 $ 232,884
2.375%, 5/15/27 ................................................... 114,000 111,199
Total U.S. Government and Agency Securities (Cost $344,083) ....................
344,083
Asset-Backed Securities 2.3%
Financial Services 2.3%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
1,665,347 1,633,950
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A, 6.93% , 10/28/60 ....
358,383 366,047
b,c
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.499% , ( 1-month SOFR + 1.184% ), 11/16/38 ..
249,311 249,696
c
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.914% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 2,151,621 2,024,936
c
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.614% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 2,924,149 2,776,635
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,030,252 1,034,762
c
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 5.364% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 19,476 18,795
b,c
PFP Ltd. , 2022-9 , AS , 144A, FRN , 7.095% , ( 1-month SOFR + 2.783% ), 8/19/35 ....
687,000 689,554
b,c
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.763% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 640,015 641,137
c
Wells Fargo Home Equity Asset-Backed Securities Trust , 2007-2 , A3 , FRN , 4.894% ,
( 1-month SOFR + 0.574% ), 4/25/37 .................................... 393,546 387,834
9,823,346
a a a a a
Total Asset-Backed Securities (Cost $9,741,965) ................................
9,823,346
Commercial Mortgage-Backed Securities 30.0%
Financial Services 30.0%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 839,000 641,651
d,e
2024-BNK48, XA, IO, FRN, 1.352%, 10/15/57 ............................ 9,732,800 809,950
d,e
BANK5 , 2024-5YR10 , XA , IO, FRN , 1.402% , 10/15/57 .......................
14,900,042 660,637
b
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 2,034,000 1,065,779
e
2019-C5, F, 144A, FRN, 2.701%, 11/15/52 ............................... 1,001,000 582,373
d,e
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.822%, 9/15/57 ............................... 19,363,371 1,129,369
2025-C32, XA, IO, FRN, 1.356%, 2/15/62 ................................ 9,294,746 794,945
Benchmark Mortgage Trust ,
e
2018-B1, C, FRN, 4.343%, 1/15/51 .................................... 718,000 594,573
b,e
2018-B3, D, 144A, FRN, 3.198%, 4/10/51 ............................... 1,141,000 775,323
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 1,556,000 785,854
b,e
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... 1,840,000 851,418
d,e
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................................ 12,778,381 615,042
d,e
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............................... 23,289,000 528,700
d,e
2019-B15, XA, IO, FRN, 0.917%, 12/15/72 ............................... 13,517,058 374,712
d,e
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.575% , 9/15/57 ................
11,396,608 547,180
b,e
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
2,305,000 1,362,610
CD Mortgage Trust ,
e
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 826,000 549,492
e
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,408,000 1,336,431
e
2017-CD3, C, FRN, 4.682%, 2/10/50 ................................... 1,638,000 766,165
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 2,287,000 494,064
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 1,450,000 894,931

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CFCRE Commercial Mortgage Trust ,
2016-C7, A3, 3.839%, 12/10/54 ....................................... $ 624,000 $ 615,390
b,e
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................................ 603,000 561,939
Citigroup Commercial Mortgage Trust ,
b,e
2012-GC8, C, 144A, FRN, 5.295%, 9/10/45 .............................. 1,387,488 1,307,610
e
2015-P1, C, FRN, 4.497%, 9/15/48 .................................... 973,000 952,250
b,e
2015-GC27, D, 144A, FRN, 4.543%, 2/10/48 ............................. 2,107,208 2,034,494
b
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,035,000 1,730,334
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 1,721,000 1,556,886
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 1,425,983 1,346,963
2014-UBS3, AM, 4.012%, 6/10/47 ..................................... 785,154 753,663
e
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 571,625 565,546
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 1,848,000 1,228,543
2014-CR17, B, 4.377%, 5/10/47 ....................................... 618,222 597,169
e
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 1,285,000 1,225,569
e
2013-CR13, C, FRN, 5.109%, 11/10/46 ................................. 233,261 219,063
e
2014-CR16, C, FRN, 4.937%, 4/10/47 .................................. 1,741,904 1,645,224
e
2014-CR17, C, FRN, 4.941%, 5/10/47 .................................. 1,360,000 1,247,256
e
2014-UBS3, C, FRN, 4.742%, 6/10/47 .................................. 409,000 292,668
e
2014-UBS4, C, FRN, 4.803%, 8/10/47 .................................. 397,060 295,214
b,e
2012-LC4, D, 144A, FRN, 5.69%, 12/10/44 .............................. 2,266,000 1,663,287
b,e
2013-CR7, D, 144A, FRN, 4.385%, 3/10/46 .............................. 691,855 661,206
b,e
2013-LC13, D, 144A, FRN, 5.549%, 8/10/46 ............................. 2,497,790 2,291,429
b,e
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............................ 2,536,000 1,449,096
b,e
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............................. 1,959,000 1,572,106
b,e
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............................. 347,599 334,912
b,e
2014-UBS4, D, 144A, FRN, 4.865%, 8/10/47 ............................. 757,000 169,534
b
2015-LC19, D, 144A, 2.867%, 2/10/48 .................................. 1,240,000 1,128,321
e
2015-CR26, D, FRN, 3.668%, 10/10/48 ................................. 1,351,375 1,104,169
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 882,000 775,018
b,e
2018-COR3, D, 144A, FRN, 2.966%, 5/10/51 ............................. 499,000 193,976
b
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 701,000 648,088
b,e
2015-LC19, E, 144A, FRN, 4.242%, 2/10/48 .............................. 1,436,000 1,129,141
CSAIL Commercial Mortgage Trust ,
e
2015-C1, B, FRN, 3.959%, 4/15/50 .................................... 1,109,000 1,061,980
e
2015-C2, B, FRN, 4.208%, 6/15/57 .................................... 1,269,000 1,228,014
e
2015-C3, C, FRN, 4.419%, 8/15/48 .................................... 1,033,000 886,552
e
2015-C1, C, FRN, 3.959%, 4/15/50 .................................... 644,000 587,812
e
2015-C2, C, FRN, 4.245%, 6/15/57 .................................... 763,000 699,296
b
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 798,000 410,578
e
2015-C2, D, FRN, 4.245%, 6/15/57 .................................... 838,000 652,352
b,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% , 8/10/44 .............
1,290,794 1,240,408
FHLMC , 2.09% , 2/20/49 ..............................................
20,855,000 2,117,054
e
GS Mortgage Securities Trust ,
2014-GC24, B, FRN, 4.521%, 9/10/47 .................................. 1,608,000 1,514,096
b
2010-C1, D, 144A, FRN, 6.576%, 8/10/43 ............................... 742,000 709,621
b
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............................. 1,892,000 1,206,132
b
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 1,021,000 151,036
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, B, 3.499%, 4/15/46 ....................................... 287,956 272,182
e
2013-C10, C, FRN, 4.117%, 12/15/47 ................................... 354,617 333,890
b,e
2011-C3, D, 144A, FRN, 5.71%, 2/15/46 ................................ 1,123,000 1,005,509
e
2013-LC11, D, FRN, 4.296%, 4/15/46 ................................... 933,000 205,727
b,e
2013-C16, D, 144A, FRN, 5.046%, 12/15/46 ............................. 936,689 886,435

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, (continued)
b,e
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............................. $ 1,408,000 $ 1,339,476
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.652%, 2/15/47 ................................... 738,920 717,216
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,497,000 1,397,288
2014-C22, C, FRN, 4.658%, 9/15/47 ................................... 1,124,000 1,039,050
2013-C12, D, FRN, 4.071%, 7/15/45 ................................... 1,408,000 1,294,832
b
2013-C14, D, 144A, FRN, 4.172%, 8/15/46 .............................. 1,732,000 1,341,382
b
2014-C23, D, 144A, FRN, 4.2%, 9/15/47 ................................ 726,000 624,791
b
2013-C12, E, 144A, FRN, 4.071%, 7/15/45 ............................... 1,235,000 849,063
b,e
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.571% ,
9/15/50 ......................................................... 859,000 536,890
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................................... 636,000 600,184
e
2017-C5, C, FRN, 4.512%, 3/15/50 .................................... 590,000 393,954
e
2018-C8, C, FRN, 4.915%, 6/15/51 .................................... 835,000 752,126
b,e
2016-C2, D, 144A, FRN, 3.472%, 6/15/49 ............................... 2,330,000 1,125,816
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
796,000 776,376
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 1,034,233 1,004,298
e
2013-C10, B, FRN, 4.112%, 7/15/46 .................................... 947,228 894,594
e
2013-C9, C, FRN, 3.839%, 5/15/46 .................................... 1,398,000 1,311,662
e
2015-C22, C, FRN, 4.191%, 4/15/48 ................................... 1,616,000 1,404,941
e
2015-C25, C, FRN, 4.66%, 10/15/48 ................................... 1,824,000 1,753,116
e
2017-C34, C, FRN, 4.309%, 11/15/52 ................................... 751,000 656,379
b,e
2013-C9, D, 144A, FRN, 3.927%, 5/15/46 ............................... 1,122,000 1,033,223
b,e
2013-C12, D, 144A, FRN, 4.861%, 10/15/46 ............................. 800,000 745,910
b
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 954,000 850,800
b
2015-C24, D, 144A, 3.257%, 5/15/48 ................................... 903,000 835,037
b,e
2015-C23, D, 144A, FRN, 4.311%, 7/15/50 ............................... 924,000 879,004
b,e
2012-C6, E, 144A, FRN, 4.489%, 11/15/45 ............................... 1,677,000 874,136
b,e
2013-C12, E, 144A, FRN, 4.861%, 10/15/46 .............................. 1,232,618 949,345
b,e
2015-C24, E, 144A, FRN, 4.449%, 5/15/48 ............................... 1,239,000 1,080,384
b,e
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............................... 2,316,000 205,660
b,e
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,288,000 74,991
e
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 1,920,000 1,859,007
b
2011-C3, E, 144A, FRN, 5.106%, 7/15/49 ................................ 2,070,838 2,017,027
b,c
Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN , 7.67% ,
( 30-day SOFR Average + 3.364% ), 10/25/49 ............................. 2,892,493 2,941,230
b,c
PFP Ltd. , 2023-10 , AS , 144A, FRN , 7.338% , ( 1-month SOFR + 3.025% ), 9/16/38 ...
507,000 508,246
b
PRET LLC ,
2024-NPL9, A1, 144A, 5.851%, 12/25/54 ................................ 801,988 803,504
2025-NPL4, A1, 144A, 6.368%, 4/25/55 ................................. 1,225,343 1,232,509
e
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.503%, 8/15/50 .................................... 1,405,000 1,331,017
2018-C11, C, FRN, 5.027%, 6/15/51 ................................... 986,000 911,622
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 1,695,000 1,015,356
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 1,132,786 1,030,704
Wells Fargo Commercial Mortgage Trust ,
2015-C31, A4, 3.695%, 11/15/48 ...................................... 603,000 600,537
2015-NXS3, A4, 3.617%, 9/15/57 ...................................... 508,000 505,981
e
2015-SG1, B, FRN, 4.568%, 9/15/48 ................................... 1,072,000 1,035,945
e
2015-C31, C, FRN, 4.79%, 11/15/48 ................................... 1,373,000 1,345,512
e
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 790,000 560,509

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
e
2018-C46, C, FRN, 5.118%, 8/15/51 ................................... $ 868,000 $ 811,019
e
2020-C57, C, FRN, 4.157%, 8/15/53 ................................... 418,000 384,610
e
2015-C29, D, FRN, 4.361%, 6/15/48 ................................... 1,407,000 1,342,964
2015-C31, D, 3.852%, 11/15/48 ....................................... 2,056,000 1,784,603
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 991,000 558,617
b,e
2015-C30, D, 144A, FRN, 4.644%, 9/15/58 .............................. 522,500 507,839
e
2016-NXS5, D, FRN, 5.119%, 1/15/59 .................................. 1,174,000 1,059,688
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 1,206,000 1,106,043
b,e
2015-C31, E, 144A, FRN, 4.79%, 11/15/48 ............................... 1,550,000 1,097,478
e
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 1,577,636 1,533,142
2014-C23, B, FRN, 4.372%, 10/15/57 ................................... 842,000 789,922
2013-C11, C, FRN, 4.145%, 3/15/45 ................................... 1,104,500 1,057,233
2013-C15, C, FRN, 4.286%, 8/15/46 ................................... 985,000 863,352
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 1,353,000 1,287,931
b
2013-C11, D, 144A, FRN, 4.201%, 3/15/45 ............................... 1,406,000 1,200,360
b
2011-C4, E, 144A, FRN, 5.149%, 6/15/44 ................................ 1,066,568 1,006,851
b
2012-C9, E, 144A, FRN, 4.876%, 11/15/45 ............................... 666,927 662,092
124,720,311
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $137,493,971) ...............
124,720,311
Mortgage-Backed Securities 136.5%
Federal National Mortgage Association (FNMA) Fixed Rate 104.7%
f
Uniform Mortgage-Backed Securities, 1.5%, TBA, 7/25/40 ..................... 11,000,000 9,777,981
f
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/40 ...................... 18,000,000 16,452,441
f
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/55 ...................... 81,000,000 64,140,364
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..................... 9,000,000 8,405,386
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..................... 73,000,000 60,537,669
f
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/40 ...................... 4,000,000 3,814,603
f
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/55 ...................... 33,000,000 28,559,950
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/40 ..................... 2,000,000 1,930,256
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..................... 33,000,000 29,714,512
f
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/55 ...................... 24,000,000 22,319,069
f
Uniform Mortgage-Backed Securities, 4.5%, TBA, 7/25/55 - 8/25/55 .............. 2,000,000 1,900,718
f
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...................... 8,000,000 7,841,076
f
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..................... 107,000,000 106,992,239
f
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...................... 72,000,000 73,172,095
435,558,359
g
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 4.625%, (1-year CMT T-Note +/- MBS Margin), 7/20/26 ................ 459 460
Government National Mortgage Association (GNMA) Fixed Rate 31.8%
GNMA I, Single-family, 30 Year, 5.5%, 8/15/35 .............................. 63 64
f
GNMA II, Single-family, 30 Year, 2%, 7/15/55 ............................... 18,000,000 14,664,039
f
GNMA II, Single-family, 30 Year, 2.5%, 7/15/55 ............................. 18,000,000 15,295,534
f
GNMA II, Single-family, 30 Year, 3%, 7/15/55 ............................... 19,000,000 16,808,764
f
GNMA II, Single-family, 30 Year, 3.5%, 7/15/55 ............................. 14,000,000 12,729,750
f
GNMA II, Single-family, 30 Year, 4%, 7/15/55 ............................... 13,000,000 12,089,126
f
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............................. 28,000,000 26,806,374
f
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............................... 10,000,000 9,824,597
f
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............................. 12,000,000 12,019,498

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
f
GNMA II, Single-family, 30 Year, 6%, 7/15/55 ............................... $ 12,000,000 $ 12,179,037
132,416,783
Total Mortgage-Backed Securities (Cost $559,147,609) ...........................
567,975,602
Residential Mortgage-Backed Securities 18.4%
Financial Services 18.4%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 1,396,437 1,400,449
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 1,269,387 1,291,125
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 1,622,038 1,645,004
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,484,155 1,493,196
c
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.612% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 1,632,071 1,311,058
c
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.624% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 4,792,803 2,818,496
b,e
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ..............
750,000 687,334
Bear Stearns ALT-A Trust ,
c
2005-10, 11A1, FRN, 4.934%, (1-month SOFR + 0.614%), 1/25/36 ............. 156,861 148,255
e
2005-8, 21A1, FRN, 5.326%, 10/25/35 .................................. 268,657 223,818
b,e
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, FRN , 7.553% , 12/28/30 ...............
526,000 530,855
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
2,050,792 2,082,639
b,c
Connecticut Avenue Securities Trust ,
2020-R01, 1B1, 144A, FRN, 7.67%, (30-day SOFR Average + 3.364%), 1/25/40 ... 347,000 355,864
2020-SBT1, 1B1, 144A, FRN, 11.17%, (30-day SOFR Average + 6.864%), 2/25/40 . 3,455,000 3,680,834
2020-SBT1, 1M2, 144A, FRN, 8.07%, (30-day SOFR Average + 3.764%), 2/25/40 . 1,887,000 1,961,974
2020-R02, 2B1, 144A, FRN, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40 ... 311,000 318,428
2022-R02, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average + 3%), 1/25/42 ..... 3,048,000 3,119,366
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
1,783,925 1,796,015
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,763,397 1,541,737
b,e
FHLMC Seasoned Credit Risk Transfer Trust , 2019-1 , M , 144A, FRN , 4.75% , 7/25/58
31 30
c
FHLMC STACR Debt Notes , 2015-DNA3 , B , FRN , 13.77% , ( 30-day SOFR Average +
9.464% ), 4/25/28 .................................................. 1,567,371 1,601,431
b,c
FHLMC STACR REMIC Trust ,
2022-DNA3, B2, 144A, FRN, 14.055%, (30-day SOFR Average + 9.75%), 4/25/42 . 350,000 391,567
2020-HQA2, B2, 144A, FRN, 12.02%, (30-day SOFR Average + 7.714%), 3/25/50 . 1,000,000 1,214,077
2020-HQA3, B2, 144A, FRN, 14.42%, (30-day SOFR Average + 10.114%), 7/25/50 916,000 1,211,698
2020-DNA4, B2, 144A, FRN, 14.42%, (30-day SOFR Average + 10.114%), 8/25/50 2,647,000 3,511,435
2021-DNA1, B2, 144A, FRN, 9.055%, (30-day SOFR Average + 4.75%), 1/25/51 .. 1,330,000 1,470,962
b,c
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 9.22%, (30-day SOFR Average + 4.914%), 9/25/47 .. 371,000 405,558
2019-FTR1, B2, 144A, FRN, 12.77%, (30-day SOFR Average + 8.464%), 1/25/48 . 2,681,000 3,194,430
2018-HQA2, B2, 144A, FRN, 15.42%, (30-day SOFR Average + 11.114%), 10/25/48 2,108,000 2,618,402
2019-DNA1, B2, 144A, FRN, 15.17%, (30-day SOFR Average + 10.864%), 1/25/49 4,520,000 5,597,110
2019-DNA2, B2, 144A, FRN, 14.92%, (30-day SOFR Average + 10.614%), 3/25/49 282,000 337,350
2019-HQA2, B2, 144A, FRN, 15.67%, (30-day SOFR Average + 11.364%), 4/25/49 637,000 770,931
2019-DNA4, B2, 144A, FRN, 10.67%, (30-day SOFR Average + 6.364%), 10/25/49 1,070,000 1,205,200
e
FHLMC, Structured Pass-Through Certificates ,
T-57, 2A1, FRN, 4.827%, 7/25/43 ...................................... 8,859 8,555
T-59, 2A1, FRN, 4.053%, 10/25/43 ..................................... 4,516 3,734
FNMA ,
e
2003-W3, 1A4, FRN, 4.691%, 8/25/42 .................................. 12,824 12,382
e
2004-W2, 4A, FRN, 4.79%, 2/25/44 .................................... 2,172 2,141
d,e
2001-79, BI, IO, FRN, 0.244%, 3/25/45 ................................. 442,099 2,198

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
2003-34, P1, Strip, 4/25/43 ........................................... $ 29,105 $ 26,500
c
FNMA Connecticut Avenue Securities ,
2016-C03, 1B, FRN, 16.17%, (30-day SOFR Average + 11.864%), 10/25/28 ...... 2,811,287 3,024,967
2016-C04, 1B, FRN, 14.67%, (30-day SOFR Average + 10.364%), 1/25/29 ....... 776,740 840,991
2016-C06, 1B, FRN, 13.67%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 502,172 545,677
2016-C03, 2B, FRN, 17.17%, (30-day SOFR Average + 12.864%), 10/25/28 ...... 464,934 504,571
b
2021-R02, 2M2, 144A, FRN, 6.305%, (30-day SOFR Average + 2%), 11/25/41 .... 397,532 400,454
e
FNMA REMIC Trust ,
2003-W14, 2A, FRN, 4.915%, 1/25/43 .................................. 5,594 5,504
2003-W11, A1, FRN, 7.527%, 6/25/33 .................................. 206 209
2004-W7, A2, FRN, 7.972%, 3/25/34 ................................... 2,099 2,115
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
588,173 572,272
c
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.952% , ( 1-month SOFR +
0.634% ), 5/19/35 .................................................. 950,145 264,483
b,c
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.455% , ( 30-day SOFR Average + 4.15% ),
1/25/34 ......................................................... 1,000,000 1,020,513
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
172,717 173,871
c
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.754% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 942,676 804,779
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 1,631,888 1,643,183
c
2024-9, A11, 144A, FRN, 5.655%, (30-day SOFR Average + 1.35%), 2/25/55 ..... 2,530,297 2,542,500
b
LHOME Mortgage Trust ,
2023-RTL2, A1, 144A, 8%, 6/25/28 .................................... 641,000 643,410
2023-RTL4, A1, 144A, 7.628%, 11/25/28 ................................ 781,000 788,775
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 593,042 595,079
b
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 360,144 363,029
b,c
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 5.655%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 1,267,982 1,272,632
2024-4, AF, 144A, FRN, 5.655%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 1,474,839 1,480,516
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................................. 2,609,000 2,627,973
2024-RTL6, A1, 144A, 7.439%, 7/25/30 ................................. 509,000 511,856
b,c
Station Place Securitization Trust ,
2024-5, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%), 8/04/25 .............. 1,510,000 1,510,980
2024-10, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%), 10/27/25 ............ 1,500,000 1,507,969
2025-1, A, 144A, FRN, 5.221%, (1-month SOFR + 0.9%), 7/23/26 ............. 1,458,000 1,473,958
c
Structured Asset Mortgage Investments II Trust , 2006-AR7 , A1BG , FRN , 4.554% ,
( 1-month SOFR + 0.234% ), 8/25/36 .................................... 193,181 170,311
b,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
862,000 779,478
c
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 5.354% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 460,082 443,676
76,507,869
a a a a a
Total Residential Mortgage-Backed Securities (Cost $75,724,715) .................
76,507,869
Agency Commercial Mortgage-Backed Securities 31.6%
Financial Services 31.6%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 19,400 16,848
e
3117, AF, FRN, Zero Cpn., 2/15/36 ..................................... 9,880 8,634
d
4953, AI, IO, 4%, 2/25/50 ............................................ 3,989,861 832,076

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
3369, BO, Strip, 9/15/37 ............................................. $ 1,067 $ 903
d
304, C37, IO, 3.5%, 12/15/27 ......................................... 51,833 1,062
c
3065, DC, FRN, 6.605%, (30-day SOFR Average + 19.517%), 3/15/35 .......... 783,226 812,798
d
4018, DI, IO, 4.5%, 7/15/41 .......................................... 195,391 3,797
c,d
5003, DS, IO, FRN, 1.68%, (30-day SOFR Average + 5.986%), 8/25/50 ......... 6,185,405 840,344
d
5529, EI, IO, 4.5%, 11/25/51 ......................................... 3,541,442 787,903
c
3408, EK, FRN, 8.014%, (30-day SOFR Average + 25.332%), 4/15/37 .......... 100,813 117,356
c
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 644,834 648,016
c
5391, FC, FRN, 5.405%, (30-day SOFR Average + 1.1%), 3/25/54 ............. 486,921 488,523
c,d
4326, GS, IO, FRN, 1.632%, (30-day SOFR Average + 5.936%), 4/15/44 ........ 7,325,902 764,525
d
5349, IB, IO, 4%, 12/15/46 ........................................... 4,383,937 958,030
d
5050, IM, IO, 3.5%, 10/25/50 ......................................... 8,993,021 1,783,135
d
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 2,631,797 274,382
d
5071, IV, IO, 3%, 12/25/50 ........................................... 16,691,984 2,742,737
d
5121, KI, IO, 4%, 6/25/51 ............................................ 6,468,694 1,440,475
c,d
4915, SD, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%), 9/25/49 ......... 7,346,431 830,552
c,d
5558, SG, IO, FRN, 2.09%, (30-day SOFR Average + 6.4%), 7/25/55 ........... 20,855,000 2,145,458
b,c
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1, M2, 144A, FRN, 8.055%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,051,000 1,080,017
2021-MN3, M2, 144A, FRN, 8.305%, (30-day SOFR Average + 4%), 11/25/51 .... 2,289,000 2,366,250
FNMA ,
d
2020-31, IO, 4.5%, 5/25/50 .......................................... 8,639,046 1,616,572
d
2020-96, IO, 3%, 1/25/51 ............................................ 7,127,938 1,178,299
d
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 1,930,362 112,533
d
2021-14, CI, IO, 4.5%, 11/25/49 ....................................... 3,902,778 847,923
2008-53, DO, Strip, 7/25/38 .......................................... 65,920 57,018
c
2024-105, FC, FRN, 5.305%, (30-day SOFR Average + 1%), 1/25/55 ........... 2,040,467 2,038,051
d
2012-104, HI, IO, 4%, 9/25/27 ........................................ 329,756 6,850
d
2023-49, IA, IO, 3%, 8/25/46 ......................................... 7,819,611 994,487
d
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 6,361,090 998,026
d
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 5,657,415 984,257
d
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 18,759,975 3,635,353
d
2020-20, IK, IO, 3.5%, 3/25/50 ........................................ 5,408,876 798,968
d
2015-58, KI, IO, 6%, 3/25/37 ......................................... 3,309,215 554,309
2007-14, KO, Strip, 3/25/37 .......................................... 1,930 1,624
c,d
2011-123, KS, IO, FRN, 2.18%, (30-day SOFR Average + 6.486%), 10/25/41 ..... 188,053 13,402
d
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 24,879,159 4,534,466
2006-84, OT, Strip, 9/25/36 .......................................... 644 538
c,d
2019-83, QS, IO, FRN, 1.53%, (30-day SOFR Average + 5.836%), 1/25/50 ....... 13,176,382 1,852,698
c,d
2019-51, SA, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%), 9/25/49 ....... 5,752,321 763,415
c,d
2018-20, SB, IO, FRN, 1.83%, (30-day SOFR Average + 6.136%), 3/25/48 ....... 3,855,132 380,192
c,d
2023-57, SC, IO, FRN, 1.58%, (30-day SOFR Average + 5.886%), 10/25/49 ...... 5,395,409 568,926
c
2008-24, SP, FRN, 7.078%, (30-day SOFR Average + 22.864%), 2/25/38 ........ 7,965 8,010
c,d
2023-58, SP, IO, FRN, 2.595%, (30-day SOFR Average + 6.9%), 12/25/53 ....... 26,901,155 2,472,251
GNMA ,
d
2012-136, IO, 3.5%, 11/20/42 ......................................... 4,514,172 601,150
d
2014-76, IO, 5%, 5/20/44 ............................................ 1,714,930 360,324
d,e
2024-32, IO, FRN, 0.7%, 6/16/63 ...................................... 16,888,648 868,862
d,e
2016-H24, IO, FRN, 2.098%, 9/20/66 ................................... 7,136,359 467,424
d,e
2017-H09, IO, FRN, 1.893%, 4/20/67 ................................... 6,312,403 188,305
d
2014-174, AI, IO, 3%, 11/16/29 ........................................ 724,699 20,307
d,e
2014-H21, AI, IO, FRN, 2.189%, 10/20/64 ............................... 8,656,956 287,688
d,e
2015-H04, AI, IO, FRN, 1.615%, 12/20/64 ............................... 7,174,595 208,469
d,e
2015-H13, AI, IO, FRN, 2.049%, 6/20/65 ................................ 5,606,458 279,301
d,e
2015-H14, AI, IO, FRN, 2.317%, 6/20/65 ................................ 13,793,711 646,856

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,e
2015-H22, AI, IO, FRN, 2.788%, 9/20/65 ................................ $ 10,387,193 $ 494,441
d,e
2016-H03, AI, IO, FRN, 1.973%, 1/20/66 ................................ 5,739,027 220,132
d,e
2016-H10, AI, IO, FRN, 1.788%, 4/20/66 ................................ 10,666,709 263,990
d,e
2016-H19, AI, IO, FRN, 3.198%, 9/20/66 ................................ 9,082,225 382,934
c,d
2019-158, AS, IO, FRN, 1.724%, (1-month SOFR + 6.036%), 9/16/43 ........... 4,433,939 459,707
c,d
2023-7, AS, IO, FRN, 2.598%, (30-day SOFR Average + 6.9%), 1/20/53 ......... 27,631,224 2,159,601
c,d
2023-56, AS, IO, FRN, 1.858%, (30-day SOFR Average + 6.16%), 4/20/53 ....... 28,630,303 2,123,338
d
2014-182, BI, IO, 4%, 1/20/39 ........................................ 3,248,459 196,953
d,e
2017-H04, BI, IO, FRN, 2.501%, 2/20/67 ................................ 6,095,002 246,411
d,e
2017-H23, BI, IO, FRN, 1.902%, 11/20/67 ............................... 5,122,548 176,047
d,e
2020-H05, BI, IO, FRN, 2.615%, 3/20/70 ................................ 2,490,487 123,929
d
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 2,684,480 447,940
d
2022-125, CI, IO, 5%, 6/20/52 ........................................ 8,479,213 1,658,099
d,e
2015-H20, CI, IO, FRN, 2.939%, 8/20/65 ................................ 8,879,255 423,194
d,e
2016-H06, DI, IO, FRN, 2.059%, 7/20/65 ................................ 4,513,123 161,344
d,e
2020-H18, DI, IO, FRN, 2.669%, 11/20/70 ............................... 1,864,592 103,733
c,d
2023-181, DS, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 11/20/53 ....... 28,260,915 1,786,420
c,d
2023-173, ES, IO, FRN, 2.648%, (30-day SOFR Average + 6.95%), 11/20/53 ..... 9,301,577 656,169
c,d
2024-4, ES, IO, FRN, 2.648%, (30-day SOFR Average + 6.95%), 1/20/54 ........ 12,460,834 1,032,071
c
2023-152, FB, FRN, 5.452%, (30-day SOFR Average + 1.15%), 4/20/51 ......... 931,078 946,474
d
2021-176, GI, IO, 3%, 10/20/51 ....................................... 6,700,030 1,025,050
d
2024-4, GI, IO, 5%, 2/20/53 .......................................... 3,304,283 810,230
d,e
2016-H27, GI, IO, FRN, 2.359%, 12/20/66 ............................... 11,570,822 641,741
d,e
2017-H08, GI, IO, FRN, 2.534%, 2/20/67 ................................ 6,575,817 595,953
d
2013-34, HI, IO, 4.5%, 3/20/43 ........................................ 2,868,417 481,452
d,e
2015-H10, HI, IO, FRN, 2.04%, 4/20/65 ................................. 6,669,162 336,839
c,d
2024-51, HS, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 3/20/54 ......... 13,906,692 865,941
d
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 21,817,040 3,125,998
d
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 283,259 5,855
d
2021-177, IG, IO, 3.5%, 10/20/51 ...................................... 12,968,282 2,043,603
d
2024-4, IG, IO, 5%, 12/20/52 ......................................... 5,208,131 921,052
d
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 3,801,959 593,926
d,e
2016-H13, IK, IO, FRN, 2.655%, 6/20/66 ................................ 5,331,643 469,078
d
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 6,403,347 1,499,034
d
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 23,820,541 3,459,074
d
2021-188, IW, IO, 3%, 10/20/51 ....................................... 7,237,621 1,258,454
d
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 9,591,354 1,810,708
d,e
2016-H24, JI, IO, FRN, 2.758%, 11/20/66 ................................ 3,037,058 165,474
d,e
2018-H19, JI, IO, FRN, 2.634%, 10/20/68 ................................ 8,029,465 300,342
c
2023-140, JS, FRN, 5.345%, (30-day SOFR Average + 16.05%), 9/20/53 ........ 909,781 929,851
d
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 779,972 34,576
d,e
2017-H03, KI, IO, FRN, 2.571%, 1/20/67 ................................ 8,377,421 650,456
c,d
2020-96, KS, IO, FRN, 1.718%, (1-month SOFR + 6.036%), 7/20/50 ........... 12,405,510 1,675,257
d
2016-75, LI, IO, 6%, 1/20/40 ......................................... 2,054,560 301,530
d
2015-89, LI, IO, 5%, 12/20/44 ......................................... 3,029,045 556,878
c,d
2024-126, LS, IO, FRN, 2.348%, (30-day SOFR Average + 6.65%), 8/20/54 ...... 28,932,913 2,426,820
d
2012-38, MI, IO, 4%, 3/20/42 ......................................... 4,667,105 836,681
d
2015-53, MI, IO, 4%, 4/16/45 ......................................... 2,648,017 528,758
d
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 10,900,196 1,643,466
d,e
2017-H06, MI, IO, FRN, 2.273%, 2/20/67 ................................ 8,533,942 357,555
d,e
2017-H10, MI, IO, FRN, 1.904%, 4/20/67 ................................ 6,606,442 193,199
c,d
2020-112, MS, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 8/20/50 .......... 4,419,079 651,320
d
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 8,578,016 1,040,354
d
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 13,660,194 2,018,023
d
2021-76, NI, IO, 3%, 8/20/50 ......................................... 9,534,869 1,614,380
d,e
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............................... 9,942,521 437,759

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d,e
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................................ $ 5,455,765 $ 176,061
c,d
2024-4, NS, IO, FRN, 1.448%, (30-day SOFR Average + 5.75%), 1/20/54 ........ 14,960,857 937,326
d
2013-6, OI, IO, 5%, 1/20/43 .......................................... 4,890,037 986,520
d,e
2016-H07, PI, IO, FRN, 2.249%, 3/20/66 ................................ 10,353,608 578,684
c
2023-66, PS, FRN, 4.62%, (30-day SOFR Average + 15.375%), 5/20/53 ......... 2,491,444 2,626,478
d
2013-51, QI, IO, 5%, 2/20/43 ......................................... 1,959,391 213,852
d,e
2016-H18, QI, IO, FRN, 3.107%, 6/20/66 ................................ 5,517,767 308,493
c,d
2024-64, QS, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 4/20/54 ......... 37,941,415 2,955,887
c,d
2023-19, S, IO, FRN, 1.618%, (1-month SOFR + 5.936%), 11/20/49 ............ 22,541,243 2,620,138
c,d
2024-11, S, IO, FRN, 2.098%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 9,858,984 617,031
c,d
2013-87, SA, IO, FRN, 1.768%, (1-month SOFR + 6.086%), 6/20/43 ........... 5,617,206 618,519
c,d
2020-47, SA, IO, FRN, 1.568%, (1-month SOFR + 5.886%), 5/20/44 ........... 8,996,225 1,000,773
c,d
2014-119, SA, IO, FRN, 1.168%, (1-month SOFR + 5.486%), 8/20/44 ........... 2,566,328 236,586
c,d
2024-7, SA, IO, FRN, 2.098%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 9,416,817 647,992
c,d
2010-20, SC, IO, FRN, 1.718%, (1-month SOFR + 6.036%), 2/20/40 ........... 356,908 40,214
c,d
2016-80, SD, IO, FRN, 1.668%, (1-month SOFR + 5.986%), 6/20/46 ........... 5,536,960 693,437
c,d
2019-121, SD, IO, FRN, 1.568%, (1-month SOFR + 5.886%), 10/20/49 ......... 6,960,329 870,853
c,d
2019-125, SG, IO, FRN, 1.618%, (1-month SOFR + 5.936%), 10/20/49 ......... 7,152,403 856,692
c,d
2022-209, SG, IO, FRN, 1.298%, (30-day SOFR Average + 5.6%), 12/20/52 ...... 30,990,981 2,225,354
c,d
2022-120, SH, IO, FRN, 1.748%, (30-day SOFR Average + 6.05%), 7/20/52 ...... 14,874,954 1,331,441
c,d
2011-156, SK, IO, FRN, 2.168%, (1-month SOFR + 6.486%), 4/20/38 ........... 4,832,697 675,973
c,d
2021-98, SK, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 6/20/51 ........... 8,007,442 1,094,313
c,d
2023-103, SK, IO, FRN, 1.698%, (30-day SOFR Average + 6%), 7/20/53 ........ 14,117,115 978,226
c,d
2023-13, SL, IO, FRN, 1.948%, (30-day SOFR Average + 6.25%), 1/20/53 ....... 14,867,032 1,195,069
c,d
2021-59, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 4/20/51 ........... 3,692,727 494,719
c,d
2021-77, SM, IO, FRN, 1.868%, (1-month SOFR + 6.186%), 5/20/51 ........... 11,401,904 1,565,392
c,d
2013-182, SP, IO, FRN, 2.268%, (1-month SOFR + 6.586%), 12/20/43 .......... 2,296,442 307,424
c,d
2023-20, SP, IO, FRN, 2.698%, (30-day SOFR Average + 7%), 2/20/53 ......... 12,659,432 1,022,459
c,d
2019-110, SQ, IO, FRN, 1.618%, (1-month SOFR + 5.936%), 9/20/49 .......... 4,921,289 568,813
c,d
2023-24, SQ, IO, FRN, 1.948%, (30-day SOFR Average + 6.25%), 2/20/53 ....... 6,460,445 520,116
c,d
2024-30, SU, IO, FRN, 1.548%, (30-day SOFR Average + 5.85%), 2/20/54 ....... 19,963,722 1,488,279
d
2021-182, TI, IO, 3.5%, 10/20/51 ...................................... 4,149,554 819,429
d,e
2015-H23, TI, IO, FRN, 1.958%, 9/20/65 ................................ 5,360,920 181,269
d
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 7,200,664 1,000,815
c,d
2024-30, WS, IO, FRN, 1.498%, (30-day SOFR Average + 5.8%), 2/20/54 ....... 18,404,493 1,193,776
d,e
2015-H16, XI, IO, FRN, 2.828%, 7/20/65 ................................ 3,167,762 176,460
131,485,132
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $123,423,111) ........
131,485,132
Total Long Term Investments (Cost $905,875,454) ...............................
910,856,343
a
a a a a
Short Term Investments 12.3%
U.S. Government and Agency Securities 3.4%
h,i
U.S. Treasury Bills, 4.22%, 10/02/25 ..................................... 14,000,000 13,847,354
Total U.S. Government and Agency Securities (Cost $13,853,409) .................
13,847,354

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Shares
a
Value
a
Money Market Funds 8.9%
j,k
Putnam Short Term Investment Fund, Class P, 4.581% ....................... 37,146,774 $ 37,146,774
Total Money Market Funds (Cost $37,146,774) ..................................
37,146,774
Total Short Term Investments (Cost $51,000,183) ................................
50,994,128
a
Total Investments (Cost $956,875,637) 231.2% ..................................
$961,850,471
TBA Sale Commitments (0.2)% ................................................
(944,531)
Other Assets, less Liabilities (131.0)% .........................................
(544,822,280)
Net Assets 100.0% ...........................................................
$416,083,660
Principal
Amount
a a a a
TBA Sale Commitments (0.2)%
Mortgage-Backed Securities (0.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
l
Uniform Mortgage-Backed Securities, TBA, 4.5%, 7/25/55 ..................... (1,000,000) (944,531)
Total TBA Sale Commitments (Cost $(940,117)) .................................
$(944,531)
†
Rounds to less than 0.1% of net assets.
a
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $129,785,561, representing 31.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Security purchased on a to-be-announced (TBA) basis.
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $4,163,109, representing 1.0% net assets.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Short 257 $ 53,462,024 9/30/25 $ (207,172)
Total Futures Contracts ...................................................................... $(207,172)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.833%)/1 day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 13,289,300 $ 316,950 $ (208,480)
3.833%/1 day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 13,289,300 316,950 (44,069)
3.3%/1 day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 180,000,000 (396,000) (169,672)
3.85%/1 day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 120,000,000 498,000 282,082
(3.56%)/1 day SOFR/Nov-27/(Purchased) BOFA 11/24/25 / 3.56% 213,943,700 1,234,291 (717,507)
3.55%/1 day SOFR/Nov-27/(Written) BOFA 11/24/25 / 3.55% 213,943,700 (1,256,179) (452,769)
3.725%/1 day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 26,602,700 1,300,872 (348,257)
(4.225%)/1 day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 26,602,700 1,362,058 (721,384)
3.428%/1 day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (647,397)
(3.428%)/1 day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 180,795
3.61%/1 day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (157,840)
(3.61%)/1 day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,776 46,366
3.04%/1 day SOFR/Oct-35/(Written) CITI 10/03/25 / 3.04% 19,064,700 (190,647) 150,707
3.54%/1 day SOFR/Oct-35/(Purchased) CITI 10/03/25 / 3.54% 19,064,700 480,431 (278,794)
(4%)/1 day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 21,637,500 244,504 (180,321)
(4.608%)/1 day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,873,200 104,297 (44,376)
3.965%/1 day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (30,711)
(3.965%)/1 day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (46,584)
4.33%/1 day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 18,951
(4.33%)/1 day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (33,172)
3.15%/1 day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.15% 31,456,700 (110,098) 109,993
3.85%/1 day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.85% 31,456,700 (511,958) 89,432
3.7%/1 day SOFR/Jul-35/(Purchased) GSCO 7/03/25 / 3.7% 62,913,400 754,961 (562,242)
2.35%/1 day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 13,681,500 797,632 (424,882)
2.85%/1 day SOFR/Oct-30/(Purchased) MCML 10/09/25 / 2.85% 21,637,500 145,676 (93,606)
(4.5%)/1 day SOFR/Oct-30/(Written) MCML 10/09/25 / 4.5% 21,637,500 (70,448) 64,661
(4.01%)/1 day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 4,626,600 554,729 41,814
4.01%/1 day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 4,626,600 554,729 (47,771)
(4.825%)/1 day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 12,604,500 456,283 (31,260)
Unrealized appreciation 984,801
Unrealized (depreciation) (5,241,094)
Total $(4,256,293)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 711,000 $ 377,202 $ 286,537 $ 90,665
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 31,000 16,446 1,764 14,682
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 3,448,000 1,275,406 1,281,422 (6,016)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 216,000 17,475 111,197 (93,722)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 65,000 29,314 28,145 1,169
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 130,000 58,628 53,080 5,548
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 2,165,000 976,379 950,911 25,468
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 2,354,000 443,337 707,526 (264,189)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,792,000 337,493 579,466 (241,973)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,086,000 365,383 385,335 (19,952)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 4,531,000 784,324 1,285,860 (501,536)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,017,000 176,045 184,586 (8,541)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,034,000 405,274 426,461 (21,187)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 784,000 127,714 151,449 (23,735)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 1,274,000 207,536 262,257 (54,721)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,017,000 173,483 182,679 (9,196)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,026,000 (126,274) (266,877) 140,603
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 360,000 (190,988) (28,886) (162,102)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 2,413,000 (892,562) (1,031,696) 139,134
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,462,000 (118,279) (254,204) 135,925
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 37,000 (2,993) (6,423) 3,430
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 1,670,000 (135,107) (186,736) 51,629
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 140,000 (21,551) (31,824) 10,273
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 141,000 (21,705) (28,955) 7,250
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 69,000 (10,622) (15,685) 5,063
Investment
Grade
Total OTC Swap Contracts .............................................. $4,251,358 $5,027,389 $(776,031)

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 17 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total Credit Default Swap Contracts .................................... $4,251,358 $ 5,027,389 $(776,031)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 775,226,000 $ (3,390,946) $ (1,013,598) $ (2,377,348)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 342,839,000 3,768,486 1,121,663 2,646,823
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 245,202,000 (4,009,123) (748,047) (3,261,076)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 11,402,000 242,866 169,282 73,584
Total Interest Rate Swap Contracts ................................. $(3,388,717) $ (470,700) $(2,918,017)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Mortgage Securities Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $64,764,753 $178,132,396 $(205,750,375) $— $— $37,146,774 37,146,774 $1,305,041
Total Affiliated Securities ... $64,764,753 $178,132,396 $(205,750,375) $— $— $37,146,774 $1,305,041
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities ....... $ — $ 344,083 $ — $ 344,083
Asset-Backed Securities ................... — 9,823,346 — 9,823,346
Commercial Mortgage-Backed Securities ...... — 124,720,311 — 124,720,311
Mortgage-Backed Securities ................ — 567,975,602 — 567,975,602
Residential Mortgage-Backed Securities ....... — 76,507,869 — 76,507,869
Agency Commercial Mortgage-Backed Securities — 131,485,132 — 131,485,132
Short Term Investments ................... 37,146,774 13,847,354 — 50,994,128
Total Investments in Securities ........... $37,146,774 $924,703,697 $— $961,850,471
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $984,801 $— $984,801
Swap Contracts ......................... — 3,351,246 — 3,351,246
Total Other Financial Instruments ......... $— $4,336,047 $— $4,336,047
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 944,531 $ — $ 944,531
Forward Premium Swap Option Contracts ...... — 5,241,094 — 5,241,094
Futures Contracts ........................ 207,172 — — 207,172
Swap Contracts ......................... — 7,045,294 — 7,045,294
Total Other Financial Instruments ......... $207,172 $13,230,919 $— $13,438,091
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Cu r rency
USD
United States Dollar
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.